Interest Expense - Summary of Interest Expense (Net) (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Interest costs [abstract]
Gross interest expense		$ 1,306.2	₨ 99,000.2	₨ 92,333.4	₨ 86,899.6
Less: Interest capitalized	[1]	(75.7)	(5,737.1)	(11,492.9)	(14,346.5)
Total		$ 1,230.5	₨ 93,263.1	₨ 80,840.5	₨ 72,553.1

[1]	Represents borrowing costs capitalized during the year on qualifying assets (property plant and equipment and product development).